Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary Of Income Tax Expense (Benefit) By Tax Jurisdiction

	Year ended December 31,
	2010	2011	2012
Deferred tax expense (benefit)
The Netherlands	$6,085	$4,322	$1,952
Ireland	18,446	6,668	3,685
United States of America	(2,252)	4,317	2,022
Sweden	6	633	(789)
	22,285	15,940	6,870
Current tax expense (benefit)
United States of America	(764)	(1,730)	-
The Netherlands	673	1,250	1,197
	(91)	(480)	1,197

Income tax expense	$22,194	$15,460	$8,067

Reconciliation Of Statutory Income Tax Expense/(Benefit)

	Year ended December 31,
	2010	2011	2012
Income tax expense at statutory income tax rate	$ 65,848	$ 57,513	$ 38,719

Valuation allowance (1)	27,400	9,661	-
Income arising from non-taxable items (permanent differences) (2)	(20,454)	(8,089)	(58,604)
Tax on global activities (3)	(50,600)	(43,625)	27,952
	(43,654)	(42,053)	(30,652)

Actual income tax expense	$ 22,194	$ 15,460	$ 8,067

(1)Valuation allowance in 2010 and 2011 related to losses and credit forwards in our Dutch tax jurisdiction.

(2)        Relates to non-taxable income arising from aircraft with a higher tax basis in general. The 2012 non- taxable income also included an imputed gain for tax purposes that offsets all remaining taxable losses for the period 2006 through 2012 in The Netherlands. This offset of the taxable losses was already foreseen in the Dutch tax filing position and included in the valuation allowance of previous years. The imputed gain results from a revaluation of the tax asset base as well as the retrospective revisions of certain intercompany obligations between the Netherlands and Isle of Man jurisdictions.

(3)            The following tables summarizes our global tax activities into each specific tax jurisdiction for each of the years presented:

Schedule Of Global Tax Activities

	Year ended December 31, 2010
	Pre-tax income (loss)	Local statutory tax rate (1)	Variance to Dutch statutory tax rate of 25.5%	Tax variance as a result of global activities (2)
Tax jurisdiction
The Netherlands	$(82,943)	25.0%	0.0%	$-
Ireland	147,291	12.5%	(12.5)%	(18,411)
United States of America	(7,676)	37.6%	12.6%	(967)
Sweden	26	18.7%	(6.3)%	(2)
Isle of Man	124,878	0.0%	(25.0)%	(31,220)
	$181,576			$(50,600)

Income arising from non-taxable items	76,650
Income from continuing operations before income tax	$258,226

	Year ended December 31, 2011
	Pre-tax income (loss)	Local statutory tax rate (1)	Variance to Dutch statutory tax rate of 25.0%	Tax variance as a result of global activities (2)
Tax jurisdiction
The Netherlands	$(33,149)	25.0%	0.0%	$-
Ireland	91,973	12.5%	(12.5)%	(11,497)
United States of America	5,204	37.6%	12.6%	656
Sweden	3,384	18.7%	(6.3)%	(213)
Isle of Man	130,284	0.0%	(25.0)%	(32,571)
	$197,696			$(43,625)

Income arising from non-taxable items	32,355
Income from continuing operations before income tax	$230,051

	Year ended December 31, 2012
	Pre-tax income (loss)	Local statutory tax rate (1)	Variance to Dutch statutory tax rate of 25.0%	Tax variance as a result of global activities (2)
Tax jurisdiction
The Netherlands	$12,596	25.0%	0.0%	$-
Ireland	29,486	12.5%	(12.5)%	(3,686)
United States of America	5,586	36.2%	11.2%	626
Sweden	(4,220)	18.7%	(6.3)%	266
Isle of Man	(122,983)	0.0%	(25.0)%	30,746
	$(79,535)			$27,952

Income arising from non-taxable items (3)	234,414
Income from continuing operations before income tax	$154,879

(1)        The local statutory income tax expense for our significant tax jurisdictions (The Netherlands, Ireland and Isle of Man) does not differ from the actual income tax expense.

(2)        The tax variance as a result of global activities is mainly caused by our operations in countries with a lower statutory tax rate than the statutory tax rate in The Netherlands.

(3)        The 2012 non- taxable income included an imputed gain for tax purposes that offsets all remaining taxable losses for the period 2006 through 2012 in The Netherlands. This offset of the taxable losses was already foreseen in the Dutch filing position and included in the valuation allowance of previous years. The imputed gain results from a revaluation of the tax asset base as well as the retrospective revisions of certain intercompany obligations between the Netherlands and Isle of Man jurisdictions.

Deferred Tax Assets And Liabilities

	December 31, 2011
	The Netherlands	Ireland	U.S.	Sweden
Depreciation/Impairment	$(15,251)	$146,675	$(1,599)	$-
Debt	-	16,516	-	-
Intangibles	-	2,452	-	-
Loss-making contracts	-	-	1,828	-
Interest expense	-	-	(8,174)	-
Accrued maintenance liability	-	(3,859)	(1,731)	-
Obligations under capital leases and debt obligations	-	(6,064)	-	-
Investments	-	(2,500)	-	-
Losses and credits forward	(73,861)	(186,477)	(6,058)	(7,316)
Other	(2,222)	1,157	814	55
Valuation allowance on tax assets	54,357	-	-	-
Net deferred tax asset	$(36,977)	$(32,100)	$(14,920)	$(7,261)

	December 31, 2012
	The Netherlands	Ireland	U.S.	Sweden
Depreciation/Impairment	$(29,635)	$227,199	$-	$-
Debt	-	13,807	-	-
Intangibles	-	1,564	-	-
Interest expense	-	-	(7,401)	-
Accrued maintenance liability	-	(5,265)	-	-
Obligations under capital leases and debt obligations	-	(8,493)	-	-
Investments	-	(2,500)	-	-
Losses and credits forward	-	(254,477)	(6,894)	(8,050)
Other	(2,492)	3,945	(1,034)	-
Net deferred tax asset	$(32,127)	$(24,220)	$(15,329)	$(8,050)

Summary Of Valuation Allowance

	Year ended December 31,
	2010	2011	2012
Valuation allowance at beginning of period	$17,296	$44,696	$54,357
Increase (decrease) of allowance to income tax provision	27,400	9,661	(54,357)
Valuation allowance at end of period	$44,696	$54,357	$-